Income Taxes (Details Textual)	12 Months Ended
Dec. 31, 2014 USD ($)
Income Taxes [Abstract]
Deferred tax assets valuation allowance	100.00%
Cumulative net operating loss carryforwards	$ 1,579,038
Expiration Date	Dec. 31, 2021
Operating loss carryforwards, limitations on use	The availability of the Company's NOLs is subject to limitation if there is a 50% or more positive change in the ownership of the Company's stock.